VESSELS, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)
VESSELS, NET [Abstract]
Number of vessels | Vessel	29	24
Impairment loss on vessel	$ 0	$ 0	$ 0
Schedule of Vessels [Line Items]
Total	1,799,193	1,612,940
Accumulated Depreciation	(741,144)	(650,255)
Vessels, Net	1,058,049	962,685
Vessels [Member]
Schedule of Vessels [Line Items]
Total	1,700,040	1,530,245
Drydocking [Member]
Schedule of Vessels [Line Items]
Total	$ 99,153	$ 82,695